Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Profit of consolidated companies	$ 443	$ 393	$ 289
Other comprehensive income (loss), net of tax:
Foreign currency translation, net of tax (expense)/benefit	62	(105)	(75)
Derivative financial instruments:
Gains (losses) deferred, net of tax (expense)/benefit	1	(1)	(6)
(Gains) losses reclassified to earnings, net of tax (expense)/benefit	(3)	9	33
Total Other comprehensive income (loss), net of tax	60	(97)	(48)
Comprehensive income (loss)	503	296	241
Less: Comprehensive income attributable to the noncontrolling interests	11	12	13
Comprehensive income (loss) attributable to Caterpillar Financial Services Corporation	$ 492	$ 284	$ 228